Summary of Changes in Stock Options (Details)	9 Months Ended	12 Months Ended
	Apr. 30, 2022 shares $ / shares	Jul. 31, 2021 shares $ / shares
Number of options outstanding, Beginning Balance | shares	674,666	19,969
Weighted average exercise price, Beginning Balance | $ / shares	$ 4.39	$ 39.89
Number of options outstanding, Granted | shares	787,300	672,000
Weighted average exercise price, Granted | $ / shares	$ 5.74	$ 4.24
Number of options outstanding, Expired | shares	(1,667)	(16,636)
Weighted average exercise price, Expired | $ / shares	$ 46.80	$ (38.32)
Number of options outstanding, Forfeited | shares	(999)	(667)
Weighted average exercise price, Forfeited | $ / shares	$ 30.04	$ (61.83)
Number of options outstanding, Ending Balance | shares	1,459,300	674,666
Weighted average exercise price, Ending Balance | $ / shares	$ 6.23	$ 4.39